World Omni Auto Receivables Trust 2011-B	Exhibit 99.1

Monthly Servicer Certificate

December 31, 2013

Dates Covered
Collections Period	12/01/13 - 12/31/13
Interest Accrual Period	12/16/13 - 01/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/13	259,602,529.32	19,450
Yield Supplement Overcollateralization Amount at 11/30/13	5,150,883.69	0
Receivables Balance at 11/30/13	264,753,413.01	19,450
Principal Payments	12,754,396.59	422
Defaulted Receivables	670,283.19	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/13	4,735,592.22	0
Pool Balance at 12/31/13	246,593,141.01	18,992

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	5,449,313.01	349
Past Due 61-90 days	1,238,064.62	82
Past Due 91 + days	291,532.38	16
Total	6,978,910.01	447

Total 31+ Delinquent as % Ending Pool Balance	2.83%

Recoveries	384,420.61

Aggregate Net Losses/(Gains) - December 2013	285,862.58

Overcollateralization Target Amount	12,946,139.90
Actual Overcollateralization	12,946,139.90

Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	5.50%
Weighted Average Remaining Term	37.45

Flow of Funds	$ Amount

Collections	14,036,787.32
Advances	7,111.26
Investment Earnings on Cash Accounts	1,781.91
Servicing Fee	(220,627.84)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,825,052.65

Distributions of Available Funds
(1) Class A Interest	208,413.05
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,326,395.42
(7) Distribution to Certificateholders	1,258,575.73
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,825,052.65

Servicing Fee	220,627.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 12/16/13	245,973,396.53
Principal Paid	12,326,395.42
Note Balance @ 01/15/14	233,647,001.11

Class A-1
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-2
Note Balance @ 12/16/13	0.00
Principal Paid	0.00
Note Balance @ 01/15/14	0.00
Note Factor @ 01/15/14	0.0000000%

Class A-3
Note Balance @ 12/16/13	139,249,396.53
Principal Paid	12,326,395.42
Note Balance @ 01/15/14	126,923,001.11
Note Factor @ 01/15/14	52.2316877%

Class A-4
Note Balance @ 12/16/13	87,531,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	87,531,000.00
Note Factor @ 01/15/14	100.0000000%

Class B
Note Balance @ 12/16/13	19,193,000.00
Principal Paid	0.00
Note Balance @ 01/15/14	19,193,000.00
Note Factor @ 01/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	240,081.50
Total Principal Paid	12,326,395.42
Total Paid	12,566,476.92

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	111,399.52
Principal Paid	12,326,395.42
Total Paid to A-3 Holders	12,437,794.94

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3406745
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.4910964
Total Distribution Amount	17.8317709

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4584342
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.7259071
Total A-3 Distribution Amount	51.1843413

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/13	51,782.64
Balance as of 12/31/13	58,893.90
Change	7,111.26

Reserve Account
Balance as of 12/16/13	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 01/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07